Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2019
Repurchase of shares
Schedule of share repurchase activity

	Total Number of ADSs Purchased as	Average Price
Period	Part of the Publicly Announced Plan	Paid Per ADS

January 13	994	4.34
February 10	5,553	3.75
March 7 – March 31	86,523	3.86
Total for the year ended December 31, 2017	93,070